CASH AND RESTRICTED CASH	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

NOTE 3.CASH AND RESTRICTED CASH

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	March 31, 2022	December 31, 2021
Cash (a)	$4,535	$6,792

Restricted cash:
Cash collateral	156	125
HUD and other replacement reserves	1,995	1,914
Escrow deposits	513	700
Restricted investments for debt obligations	317	317
Total restricted cash	2,981	3,056
Total cash and restricted cash	$7,516	$9,848

(a)	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of March 31, 2022 and December 31, 2021.

Cash collateral—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.

HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.

Escrow deposits—In connection with financing secured through the Company’s lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.

Restricted cash for debt obligations—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.

NOTE 3. CASH AND RESTRICTED CASH

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	June 30, 2022	December 31, 2021
Cash (a)	$2,616	$6,792

Restricted cash:
Cash collateral	63	125
HUD and other replacement reserves	2,001	1,914
Escrow deposits	527	700
Restricted investments for debt obligations	317	317
Total restricted cash	2,908	3,056
Total cash and restricted cash	$5,524	$9,848

(a)	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of June 30, 2022 and December 31, 2021.

Cash collateral—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.

HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.

Escrow deposits—In connection with financing secured through the Company’s lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.

Restricted cash for debt obligations—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.

NOTE 3. CASH AND RESTRICTED CASH

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	September 30, 2022	December 31, 2021
Cash (1)	$2,373	$6,792

Restricted cash:
Cash collateral	$98	$125
HUD and other replacement reserves	2,079	1,914
Escrow deposits	530	700
Restricted investments for debt obligations	317	317
Total restricted cash	3,024	3,056
Total cash and restricted cash	$5,397	$9,848

(1)	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of September 30, 2022 and December 31, 2021.

Cash collateral—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.

HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.

Escrow deposits—In connection with financing secured through the Company’s lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.

Restricted cash for debt obligations—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.